CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash	$ 750,542	$ 0
Prepaid expenses	430,459	0
Total Current Assets	1,181,001	0
Deferred offering costs	0	100,346
Cash and Marketable securities held in Trust Account	828,064,246	0
TOTAL ASSETS	829,245,247	100,346
Current liabilities
Accrued expenses	42,464	0
Accrued offering costs	28,325	100,346
Advance from related party	0	17,631
Promissory note - related party		0
Total Current Liabilities	70,789	117,977
Deferred underwriting fee payable	28,980,000	0
TOTAL LIABILITIES	29,050,789	117,977
Commitments
Shareholder's Equity (Deficit)
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	5,071,799	0
Accumulated deficit	(74,196)	(17,631)
Total Shareholder's Equity (Deficit)	5,000,002	(17,631)
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY (DEFICIT)	829,245,247	100,346
Common Class A
Current liabilities
Class A ordinary shares subject to possible redemption, 79,513,276 and no shares at redemption value at June 30, 2020 and December 31, 2019, respectively	795,194,456	0
Shareholder's Equity (Deficit)
Common Stock, Value, Issued	329	0
Common Class B
Shareholder's Equity (Deficit)
Common Stock, Value, Issued	$ 2,070	$ 0